Other Expense (Tables)	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Components of Other Expense
The components of other expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Freight tax provision	(6,086)	(2,944)	(7,964)	(4,432)
Foreign exchange gain (loss)	4,794	(3)	4,774	70
Other income	19	186	49	212
Total	(1,273)	(2,761)	(3,141)	(4,150)

Unrecognized Tax Benefits Roll Forward
The following reflects the changes in the Company’s potential tax on freight income, recorded in other long-term liabilities, from January 1, 2018 to June 30, 2018:

2018
$
Balance of potential tax on freight income as at January 1	26,054
Increases for positions related to the current period	1,467
Changes for positions taken in prior periods	1,483
Decreases related to statute of limitations	(93)
Balance of potential tax on freight income as at June 30	28,911